Operations of Subsidiary Adexus S.A. Reclassified as Discontinuing Operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of discontinued operations [Abstract]
Schedule of discontinued operation related to Adexus S.A.
	2019	2020	2021

Revenues	252,857	167,624	162,967
Operating costs	(244,183)	(157,268)	(157,299)
Gross profit	8,674	10,356	5,668

Administrative expenses	(34,744)	(18,896)	(21,698)
Other (expenses) income, net	(12,740)	(1,664)	20
Operating loss	(38,810)	(10,204)	(16,010)

Financial expenses	(24,359)	(10,588)	(15,847)
Financial income	2,625	104	121
Loss before income tax	(60,544)	(20,688)	(31,736)
Income tax	16,585	3,764	4,962
Loss from discontinued operations	(43,959)	(16,924)	(26,774)
Net effect in consolidated	(43,959)	(16,924)	(26,774)

Operating cash flows	437	27,894	786
Investing cash flows	-	(3,301)	(3,573)
Financing cash flows	(1,250)	(21,016)	8,449
Net increase generated in subsidiary	(813)	3,577	5,662